Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	SCYNEXIS INC
Entity Central Index Key	0001178253
Document Type	8-K
Document Period End Date	Mar. 31, 2015
Amendment Flag	false